TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated July 11, 2014

to the Prospectus dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following changes are made to the Prospectus, effective July 11, 2014:

1.                          The disclosure under “Spectrum Fund — Management — Portfolio Managers” on pages 12-13 is deleted and replaced by the following:

The Global Consumer Strategy is managed by lead portfolio manager Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by lead portfolio manager David Honold, CFA. The Global Medical Sciences Strategy is managed by lead portfolio manager Michael S. Tung, MD. The Titan Strategy is managed by lead portfolio manager Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Scott C. Swickard, CFA, and Eric R. Turner, CFA.

David Honold, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2005. Jason D. Schrotberger, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2001. Michael S. Tung, MD, Portfolio Manager/Global Equity Analyst joined Turner in 2013. Christopher E. Baggini, CFA, Senior Portfolio Manager/Global Equity Analyst, joined Turner in 2010.  Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2007.  Eric R. Turner, CFA, Portfolio Manager/Global Equity Analyst, joined Turner in 2009.

2.                          The second paragraph under “Portfolio Managers” on page 48 is deleted and replaced by the following:

Each Investment Strategy of the Spectrum Fund is managed by a separate team of portfolio managers. The Global Consumer Strategy is managed by a team led by Jason D. Schrotberger, CFA. The Global Financial Services Strategy is managed by a team led by David Honold, CFA. The Global Medical Sciences Strategy is managed by a team led by Michael S. Tung, MD. The Titan Strategy is managed by a team lead by Christopher E. Baggini, CFA. The Global Resources and Infrastructure Strategy is managed by co-lead portfolio managers Scott C. Swickard, CFA, and Eric R. Turner, CFA.

3.                          The tenth paragraph under “Portfolio Managers” on page 48 is deleted in its entirety and replaced by the following:

Scott C. Swickard, CFA, Portfolio Manager/Global Equity Analyst, is a co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund.  Mr. Swickard joined Turner in 2007.  He has seven years of investment experience.

Eric R. Turner, CFA, Portfolio Manager/Global Equity Analyst, is a co-lead portfolio manager of the Global Resources and Infrastructure Strategy in the Spectrum Fund.  Mr. Turner joined Turner in 2009.  He has six years of investment experience.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

TURNER FUNDS

TURNER SPECTRUM FUND

Investor Class

Institutional Class

Supplement dated July 11, 2014

to the Statement of Additional Information (“SAI”) dated January 31, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI.  THIS SUPPLEMENT SHOULD BE READ IN CONJUNCTION WITH THE SAI.

1.                          The first entry in the table under “Portfolio Managers — Other Accounts Managed by the Portfolio Managers — Spectrum Fund” on page 45 is deleted and replaced with the following:

Turner Spectrum Fund

	(a)(2) Number of other accounts managed within each category and the total assets in the accounts managed within each category			(a)(3) For each category in (a)(2) number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	(A)	(B)	(C)	Registered Investment		Other Pooled
		Other		Companies		Investment Vehicles		Other Accounts
(a)(1) Portfolio Manager’s Name (as listed in the Prospectus)	Registered Investment Companies	Pooled Investment Vehicles	Other Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Scott C. Swickard	0 Accounts	0 Accounts	0 Accounts
(Co-Lead Manager, Global Resources and Infrastructure Strategy) (information as of June 30, 2014)	$0	$0	$0	0 Accounts	$0	0 Accounts	$0	0 Accounts	$0

Eric R. Turner	0 Accounts	1 Account	0 Accounts
(Co-Lead Manager, Global Resources and Infrastructure Strategy) (information as of June 30, 2014)	$0	$7 million	$0	0 Accounts	$0	1 Account	$7 million	0 Accounts	$0

2.                          The sixth entry on page 53 in the table under “Portfolio Managers — Portfolio Manager’s Ownership of Securities in the Funds — Spectrum Fund” is deleted and replaced by the following:

Spectrum Fund	Scott C. Swickard (as of June 30, 2014)	None
	Eric R. Turner (as of June 30, 2014)	$50,001-$100,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE